Income Taxes Income Taxes (Tables)	9 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table is a reconciliation of the difference in the Company’s income tax expense compared to the statutory rate of 35%:

	Nine Months Ended September 30,
(amounts in thousands)	2014			2013
	NGHC	Reciprocal Exchanges	Total	Total
Income (loss) before equity earnings of unconsolidated subsidiaries	$111,109	$(956)	$110,153	$47,258
Tax at Federal statutory rate of 35%	$38,888	$(335)	$38,553	$16,540
Tax effects resulting from:
Loss of non-includable foreign subsidiaries	(1,736)	—	(1,736)	(2,580)
Tax exempt interest	(674)	—	(674)	(649)
Non-deductible expenses	97	—	97	121
Luxembourg technical reserves	(16,659)	—	(16,659)	(2,349)
State tax	1,154	—	1,154	1,382
Equity method income	(1,084)	—	(1,084)	78
Other	(1,989)	124	(1,865)	(150)
Total income tax reported	$17,997	$(211)	$17,786	$12,393
Effective tax rate	16.2%	22.1%	16.1%	26.2%